LEASE - Lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance lease cost:
Amortization of right-of-use assets	$ 18,900
Interest on lease liabilities	3,213
Operating lease cost	17,619
Short term lease cost	8,920
Total lease cost	$ 45,916
Operating lease expenses		$ 20,900	$ 19,800
Finance lease expenses		$ 24,700	$ 19,100